DEBT AND RELATED PARTY DEBT - Summary of debt and related party debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term debt:
Fiza Investments Limited Loans, convertible debt	$ 6,199		$ 5,000
Other current debt:
Fiza Investments Limited Loans, term debt		$ 2,202	4,189
Other term loans	7,601	3,562	2,828
Total other current debt		5,764	7,017
Total short-term debt		5,764	12,017
Noncurrent related party debt:
Convertible debt, noncurrent	3,361		5,000
Other noncurrent debt:
Other term loans		9,780	4,949
Less: debt issuance costs	(29)	(27)	(68)
Less: current portion	(7,601)	(3,562)	(2,828)
Total other noncurrent debt	$ 11,072	$ 6,191	$ 2,053